Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and diluted share	2,505,370	3,173,186
Warrants	4,842,342		5,548,649
Warrants option		4,673,104	3,654,464